Earnings Contribution of Northern Trust's Business Units (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Fully taxable equivalent basis adjustments	$ 32.5	$ 40.8	$ 40.2